Business segment information	12 Months Ended
Mar. 31, 2015
Accounting Policies [Abstract]
Business segment information
19	Business segment information

(a)	The Company is organized based on the products it offers. Under this organizational structure, the Company’s operations can be classified into three business segments, Scales, Pet Electronics Products and Others for the fiscal years ended March 31, 2014 and 2015.

Scales operations principally involve production and marketing of sensor-based scales products. These include bathroom, kitchen, office, jewelry, laboratory, postal and industrial scales that are used in consumer, commercial and industrial applications. Revenue from scale products were 89% (2014: 95%) of overall revenue of the Company for the fiscal year ended March 31, 2015, and the Company expects that the revenue from scale products will continue to contribute a similar level of revenue for the next 12 months.

Pet Electronics Products principally involve development and production of pet-related electronics products that are used in consumer applications. Revenue from pet electronics products were 10% (2014: 4%) of overall revenue of the Company for the fiscal year ended March 31, 2015, and the Company expects that the revenue from pet electronics products will continue to contribute a similar level of revenue for the next 12 months.

The “Others” segment is a residual, which principally includes the activities of (i) tooling and mould charges for scales and pet electronics products, and (ii) sales of scrap materials.

The following table sets forth the percentage of net sales for each of the product lines mentioned above for the fiscal years ended March 31, 2013, 2014, and 2015:

	Year ended March 31,
Product Line	2013	2014	2015

Scales	90%	95%	89%
Pet Electronics Products	8%	4%	10%
Others	2%	1%	1%
Total	100%	100%	100%

The accounting policies of the Company’s reportable segments are the same as those described in the description of business and significant accounting policies.

Summarized financial information by business segment as of March 31, 2013, 2014 and 2015 is as follows:

	Net sales	Operating (loss)/income	Identifiable assets as of March 31	Depreciation and amortization	Capital expenditure
	$ in thousands	$ in thousands	$ in thousands	$ in thousands	$ in thousands

2013

Scales & Others	27,998	(371)	18,518	111	1,301
Pet Electronics Products	2,388	(32)	1,579	9	111
Total operating segments	30,386	(403)	20,097	120	1,412

Corporate	—	—	7,026	226	-

Group	30,386	(403)	27,123	346	1,412

2014

Scales & Others	29,837	281	23,279	1,035	2,762
Pet Electronics Products	1,468	14	1,145	51	136

Total operating segments	31,305	295	24,424	1,086	2,898
Corporate	—	—	7,716	289	-

Group	31,305	295	32,140	1,375	2,898

2015

Scales & Others	25,911	414	16,172	968	1,472
Pet Electronics Products	3,033	48	1,893	114	173

Total operating segments	28,944	462	18,065	1,082	1,645
Corporate	—	—	7,712	294	—

Group	28,944	462	25,777	1,376	1,645

Operating (loss) / income by segment equals total operating revenues less expenses directly attributable to the generation of the segment’s operating revenues. Operating loss of the corporate segment consists principally of salaries and related costs of administrative staff, and administration and general expenses of the Company. Identifiable assets by segment are those assets that are used in the operation of that segment. Corporate assets consist principally of cash and cash equivalents, investment in life insurance contracts, income tax recoverable, other intangible assets, and other identifiable assets not related specifically to individual segments.

(b)	The Company primarily operates in Hong Kong and the PRC. The manufacture of components and their assembly into finished products and research and development are carried out in the PRC. As the operations are integrated, it is not practicable to distinguish the net income derived among the activities in Hong Kong, and the PRC.

Total property, plant and equipment, net by geographical areas are as follows:

	March 31,	March 31,
	2014	2015
	$ in thousands	$ in thousands

Hong Kong	1,090	1,194
The PRC	11,362	11,290
Total property , plant and equipment	12,452	12,484

(c)	The following is a summary of net export sales by geographical areas, which are defined by the final shipment destination, constituting 10% or more of total sales of the Company for the years ended March 31, 2013, 2014 and 2015:

	Year ended March 31,
	2013		2014		2015
	$ in thousands	%	$ in thousands	%	$ in thousands	%

United States	23,804	78	25,203	81	21,271	73
Germany	5,121	17	4,688	15	6,210	22

	28,925	95	29,891	96	27,481	95

(d)	The following is a summary of net export sales by customers, constituting 10% or more of total sales of the Company for the years ended March 31, 2013, 2014 and 2015:

		Year ended March 31,
		2013		2014		2015

Customers	Segment	$ in thousand	%	$ in thousands	%	$ in thousands	%

Sunbeam Products, Inc.	Scales & Pet Electronics Products	15,818	52	14,080	45	6,879	24
Fitbit, Inc.	Scales	5,493	18	10,396	33	10,593	37
Kern + Sohn GMBH	Scales	3,814	13	2,762	9	5,424	19

		25,125	83	27,238	87	22,896	80